SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184


                                                September 19, 2008

VIA EDGAR

Mr. Keith O'Connell
Ms. Sheila Stout
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


            RE: AllianceBernstein Global Technology Fund, Inc. (the "Fund") File Nos. 333-153163 and 811-03131

Dear Mr. O'Connell and Ms. Stout:

      Attached for filing is the Fund's Registration Statement on Form N-14/A in connection with the Fund's acquisition of all of the assets, and assumption of all of the liabilities, of AllianceBernstein Global Health Care Fund, Inc. This Registration Statement is filed pursuant to Rule 488 under the 1933 Act.

      We are making this filing for the purpose of revising Form N-14, filed with the SEC on August 22, 2008, in response to the Staff's comments, as provided orally to Young Seo of this office on September 14, 2008 and September 18, 2008.

      Disclosure, other than those revised in response to the Staff's comments as described above, contained in the Fund's Registration Statement is substantially the same as the disclosure previously included in Form N-14.

      We are requesting that the effective date of the Registration Statement be September 24, 2008. We will be submitting a request for acceleration of the effective date.

      We hereby acknowledge that (i) each Fund is responsible for the adequacy and accuracy of the disclosures in the filings; (ii) Staff comments or changes to disclosures in response to Staff comments in the filings reviewed by the Staff do not foreclose the SEC from taking any action with respect to the filing; and (iii) a Fund may not assert Staff comments as a defense in any proceedings initiated by the SEC or any person under the federal securities laws of the United States.

      If you have any questions regarding the filing, you can contact Kathleen Clarke or the undersigned at 202-737-8833.


                                                Sincerely,


                                                /s/ Young Seo
                                                ------------------
                                                     Young Seo


cc:   Kathleen Clarke



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